Shareholder Report, Line Graph (Details) 191615_DoubleLine Low Duration Bond Fund_Class N_TSR Annual {Class N} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class N
Account Value [Line Items]
Accumulated Value	$ 12,416	$ 11,789	$ 11,132	$ 11,068	$ 11,244	$ 10,527	$ 10,724	$ 10,425	$ 10,264	$ 10,000	$ 12,951
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value	11,502	10,910	10,596	10,575	10,885	10,858	10,300	10,028	10,025	10,000	$ 11,934
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate 1-3 Years Index
Accumulated Value	$ 11,728	$ 11,105	$ 10,723	$ 10,697	$ 11,018	$ 10,889	$ 10,407	$ 10,099	$ 10,074	$ 10,000	$ 12,201